Debt (Schedule Of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Debt Disclosure [Abstract]
Convertible debt obligations	$ 2,195	$ 2,195
Gross loan	597,000	0
Unamortized debt discount on term loan	(2,685)	0
Other debt	3,064	0
Term loan - prior facility	0	583,234
Total debt	599,574	585,429
Less: current portion	8,423	2,195
Total long-term debt	$ 591,151	$ 583,234